Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Research and development expenses	$ 7,320	$ 8,183	$ 4,070
Sales and marketing expenses	746	1,328	1,980
General and administrative expenses	4,063	5,375	6,937
Other expenses (income)	4	7	(23)
Operating loss	12,133	14,893	12,964
Interest income from deposits	(318)	(192)	(1)
Finance expenses (income), net	(529)	275	4,230
Loss before tax	11,286	14,976	17,193
Taxes on income
Total comprehensive and net loss	$ 11,286	$ 14,976	$ 17,193
Net loss per ordinary share, basic and diluted (in Dollars per share)	$ (0.93)	$ (1.39)	$ (3.24)
Weighted average number of ordinary shares outstanding basic (in Shares)	12,095,477	10,794,594	5,306,225